Workers' Profit Sharing - Summary of Worker's Profit Sharing (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure employees participation [line items]
Workers profit sharing	S/ 2,170	S/ 6,340	S/ 7,862
Cost of sales of goods and services [member]
Disclosure employees participation [line items]
Workers profit sharing	2,147	4,661	5,274
Administrative expenses [member]
Disclosure employees participation [line items]
Workers profit sharing	S/ 23	S/ 1,679	S/ 2,588